NOTE 7. STOCK BASED COMPENSATION	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 7. STOCK BASED COMPENSATION

NOTE 7. STOCK BASED COMPENSATION

The Company entered into an employment lock-up agreement on July 1, 2016 with Alton Perkins to serve as the Chairman of the Board, President, Chief Executive Officer, Chief Financial Officer and Secretary. The term of Mr. Perkins' agreement is five years with the Company retaining an option to extend in one-year periods. In consideration for Mr. Perkins' services, the Company has agreed to issue to his designee, the Alton & Xiang Mei Lin Perkins Family Trust, 10,000,000 shares of common stock. The Company may elect in the future to include money compensation to Mr. Perkins or his designee for his services provided there is sufficient cash flow.

For the nine months ended September 30, 2017, $75,000 of stock compensation was charged to operating expenses and $375,000 was recorded as deferred compensation on September 30, 2017.